CAPITAL STOCK TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
SCHEDULE OF WARRANT ACTIVITY

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2020	9,500,000	$0.04	9,500,000	$0.04
Additions	3,754,720		3,754,720.00	0.04
Expired	1,500,000		1,500,000
Exercised	3,000,000		3,000,000
Outstanding June 30, 2021	8,754,720	$0.04	8,754,720	$0.04

	Warrants - Common Share Equivalents	Weighted Average Exercise price	Warrants exercisable - Common Share Equivalents	Weighted Average Exercise price
Outstanding December 31, 2019	174,250,000	$0.04	174,250,000	$0.04
Additions	4,500,000	-	4,500,000.00	0.04
Expired	169,250,000	-	169,250,000
Exercised	-	-	-	-
Outstanding December 31, 2020	9,500,000	$0.04	9,500,000	$0.04